WARRANTS (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Weighted Average Exercise Price	$ 0.30	$ 0.08
Maximum [Member]
Weighted Average Exercise Price	$ 0.30	$ 0.32
Weighted Average Fair Value	$ 0.45	$ 0.46
Minimum [Member]
Weighted Average Exercise Price
Weighted Average Fair Value